As filed with the Securities and Exchange Commission on January 7, 2011

1933 Act File No.002-72658
1940 Act File No. 811-03196

SECURITIES AND EXCHANGE COMMISION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Post-Effective Amendment No.51 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

Amendment No. 52 [X]

(Check appropriate box or boxes.)

CASH RESERVE FUND, INC.
(formerly, Cash Reserve Fund, Inc.)
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
 (Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (617) 295-1000

Caroline Pearson
One Beacon Street
Boston, Massachusetts  02108
(Name and Address of Agent for Service)

Copy to:
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
_____________________________

It is proposed that this filing will become effective (check appropriate box)

[ x ]           immediately upon filing pursuant to paragraph (b)
[   ]           on _________ pursuant to paragraph (b)
[   ]           60 days after filing pursuant to paragraph (a)(1)
[   ]           on ______________ pursuant to paragraph (a)(1)
[   ]           75 days after filing pursuant to paragraph (a)(2)
[   ]           on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment contains the prospectus and statement of additional information relating to the following series of the registrant:

•	Cash Reserve Fund – Prime Series: Managed Shares

This post-effective amendment is not intended to update or amend any other prospectuses or statements of additional information of the registrant’s other series or classes.

PART C

OTHER INFORMATION

Item 28                                 Exhibits

(a)	(1)
Articles of Amendment and Restatement, dated June 23, 2006, incorporated by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on August 1, 2006.

(b)	(1)
Amended and Restated Bylaws, dated April 1, 2008, are incorporated by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 30, 2009.

(c)		Incorporated by reference to (a)(1) above.

(d)	(1)
Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc., dated June 1, 2006 as amended April 1, 2007, is incorporated by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 1, 2007.

(e)	(1)
Master Distribution Agreement between the Registrant and DWS Investments Distributors, Inc. dated January 13, 2010, is incorporated by reference to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on  March 3, 2010.

(f)		Not Applicable

(g)	(1)
Master Custodian Agreement with State Street Bank and Trust Company, dated November 17, 2008, is incorporated by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 30, 2009.

(h)	(1)
Amended and Restated Administrative Services Agreement between the Registrant and Deutsche Investment Management Americas Inc., dated October 1, 2010 is incorporated by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on October 20, 2010.

	(2)
Transfer Agency and Service Agreement, dated June 1, 2006, between the Registrant and DWS Scudder Investments Service Company is incorporated by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on April 29, 2008.

	(3)	Form of Mutual Fund Rule 22c-2 Information Sharing Agreement between DWS Scudder Distributors, Inc. and certain financial intermediaries, is filed herein.

	(4)	Form of Expense Limitation Agreement, dated October 1, 2007, between the Registrant and Deutsche Investment Management Americas Inc. is filed herein.

	(5)
Shareholder Service Plan with respect to the Prime Series incorporated by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 30, 2001.

(i)	(1)
Opinions of Counsel, two opinions incorporated by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement, filed with the Securities and Exchange Commission via EDGAR on July 28, 2004.

	(2)
Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 50 to Registrant’s Registration Statement, filed with the Securities and Exchange Commission via EDGAR on January 5, 2011.

(j)		Not Applicable.

(k)		Not Applicable.

(l)		Not Applicable.

(m)	(1)
Distribution Plan with respect to BT Alex. Brown Cash Reserve Prime Shares (now known as Deutsche Bank Alex. Brown Cash Reserve Prime Shares)  incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement, filed with the Securities and Exchange Commission on July 29, 1998.

(n)	(1)
Amended and Restated Multi-Distribution System Plan with respect to Cash Reserve Fund, Inc. Funds, pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement, filed with the Securities and Exchange Commission on April 30, 2009.

(p)	(1)
Code of Ethics for Deutsche Asset Management — U.S., effective January 22, 2010, is incorporated by reference to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission via EDGAR on  March 3, 2010.

	(2)
Consolidated Code of Ethics – All Funds is incorporated by reference to Post-Effective Amendment No. 41 to Registrant’s Registration Statement, filed with the Securities and Exchange Commission on June 2, 2006.

Item 29                                Persons Controlled by or under Common Control With Registrant

None.

Item 30                                Indemnification

Sections a, b, c and d of Article IX of Registrant’s Articles of Amendment and Restatement included as Exhibit (a) to this Registration Statement and incorporated herein by reference, provide as follows:

(a)
To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(b)
The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may By-Law, resolution or agreement make further provisions for indemnification of  directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

(c)
No provision of this Article shall be effective to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested,  non-party directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.

In recognition of its undertaking to indemnify the Registrant, Deutsche Investment Management Americas Inc. (“DIMA”) has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement, including without limitation:

1.           all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

2.           all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

3.           any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Non-interested Trustees or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

4.           any loss or expense incurred by any Non-interested Trustee, whether or not such loss or expense is otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DIMA will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DIMA and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

5.           all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee’s duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action.  In addition, to the extent that DIMA has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee’s liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee’s duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DIMA.

Item 31                                Business and Other Connections of Investment Advisor

During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 32                                Principal Underwriters

(a)
DWS Investments Distributors, Inc. acts as principal underwriter of the Registrant’s shares and acts as principal underwriter for registered open-end management investment companies and other funds managed by Deutsche Investment Management Americas Inc.

(b)
Information on the officers and directors of DWS Investments Distributors, Inc., principal underwriter for the Registrant, is set forth below.  The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

(1)	(2)	(3)
DWS Investments Distributors, Inc. Name and Principal Business Address	Positions and Offices with DWS Investments Distributors, Inc.	Positions and Offices with Registrant

Michael J. Woods 100 Plaza One Jersey City, NJ 07311	Director, Chairman of the Board, CEO and President	None
Alban Miranda 345 Park Avenue New York, NY 10154	Director and Chief Operating Officer	None

Robert Kendall 222 South Riverside Plaza Chicago, IL 60606	Director	None

Cliff Goldstein 100 Plaza One Jersey City, NJ 07311	Chief Financial Officer and Treasurer	None
Paul Schubert 100 Plaza One Jersey City, NJ 07311	Vice President	Chief Financial Officer and Treasurer
Donna White 60 Wall Street New York, NY 10005	Chief Compliance Officer	None
Caroline Pearson One Beacon Street Boston, MA 02108	Secretary	Chief Legal Officer
Philip J. Collora 222 South Riverside Plaza Chicago, IL 60606	Assistant Secretary	None
Patricia DeFilippis 60 Wall Street New York, NY 10005	Assistant Secretary	None
Anjie LaRocca 60 Wall Street New York, NY 10005	Assistant Secretary	None

(c)           Not applicable

Item 33                                Location of Accounts and Records

Cash Reserve Fund, Inc. (Registrant)	345 Park Avenue New York, NY 10154

Deutsche Investment Management Americas Inc. (Advisor and Administrator)	345 Park Avenue New York, NY 10154

DWS Investments Service Company (Transfer Agent)	222 South Riverside Plaza Chicago, IL 60606

State Street Bank & Trust Company (Sub-Administrator/ Accounting Agent and Custodian)	One Heritage Drive – JPB/2N North Quincy, MA 02171

DWS Investments Distributors, Inc. (Distributor)	222 South Riverside Plaza Chicago, IL 60606

DST Systems, Inc. (Sub-Transfer Agent)	333 West 11th Street, 5th Floor Kansas City, MO 64105

Item 34                                Management Services

None.

Item 35                                Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 22nd day of December 2010.

CASH RESERVE FUND, INC.

By: /s/Michael G. Clark
Michael G. Clark*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Michael G. Clark
Michael G. Clark*	President	December 22, 2010

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	December 22, 2010

/s/John W. Ballantine
John W. Ballantine*	Director	December 22, 2010

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	December 22, 2010

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	December 22, 2010

/s/Keith R. Fox
Keith R. Fox*	Director	December 22, 2010

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Director	December 22, 2010

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Director	December 22, 2010

/s/Richard J. Herring
Richard J. Herring*	Director	December 22, 2010

/s/William McClayton
William McClayton*	Director	December 22, 2010

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	December 22, 2010

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	December 22, 2010

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	December 22, 2010

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Director	December 22, 2010

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement, as filed on April 29, 2008; and as filed on April 30, 2009 in Post-Effective Amendment No. 46 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, CASH MANAGEMENT PORTFOLIO has duly caused this Amendment No. 28 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 7th day of January 2011.

CASH MANAGEMENT PORTFOLIO

                                                                           By:  /s/Michael G. Clark
                                                                                  Michael G. Clark*
                                                                                  President

*By:

                /s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the power of attorney as incorporated by reference to Amendment No. 25 to the Registration Statement, as filed on April 30, 2009.

1933 Act File No. 002-72658
1940 Act File No. 811-03196

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-1A

POST-EFFECTIVE AMENDMENT NO. 51

TO REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

AND

AMENDMENT NO. 52

TO REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

CASH RESERVE FUND, INC.

CASH RESERVE FUND, INC.

EXHIBIT INDEX

(h)(3)
(h)(4)